Summary of Significant Accounting Policies	6 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Reclassification

During the period, the Company separated deferred compensation expense from prepayments, prepaid expenses and other assets and comparative amounts in the unaudited condensed consolidated balance sheets and the unaudited condensed consolidated statement of operations and comprehensive loss were restated for consistency.

Foreign currency translation

The Group follows U.S. GAAP for both the translation and remeasurement of balance sheet and income statement items into U.S. Dollars. For those business units that operate in a local currency functional environment, all assets and liabilities are translated into U.S. Dollars using the exchange rates in effect at the end of the period; revenue and expenses are translated using average exchange rates in effect during each period. Resulting translation adjustments are reported as a separate component of accumulated comprehensive income (loss) in shareholders’ equity. For those business units that operate in a U.S. Dollar functional environment, foreign currency assets and liabilities are remeasured into U.S. Dollars using the exchange rates in effect at the end of the period except for nonmonetary assets and capital accounts, which are remeasured at historical exchange rates. Revenue and expenses are generally translated at monthly exchange rates which approximate average exchange rates in effect during each year, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. For the six months ended April 30, 2025 and 2024, all the Group’s functional currency is the U.S. Dollar.

 Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant accounting estimates required to be made by management include, but are not limited to revenue recognition, the allowance for credit losses of accounts receivable, useful lives and assessment for impairment of long-lived assets, fair value of the convertible notes and warrants well as share-based compensation. Actual results could differ from those estimates.

Accounts Receivable

Accounts receivable is recognized and carried at original invoiced amount less an estimated allowance for credit losses. Most accounts receivable are collected within one month. On November 1, 2022, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements. The Company’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. No allowance was recorded as of April 30, 2025 and October 31, 2024, respectively.

Prepayments, prepaid expenses and other assets

Prepayments, prepaid expenses and other assets primarily consist of prepayments for fuel and other costs, prepayments for keyman insurance and advances to employees, which are presented net of allowance for credit losses. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, prepayments, prepaid expenses and other current assets, accounts payables, balances with related parties, and other current liabilities, approximate their fair values because of the short-term maturity of these instruments. The carrying amounts of long-term loans approximate fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Revenue recognition

The Group is an international operator of comprehensive ocean transportation service. On November 1, 2019, the Group adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 using the modified retrospective approach. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group primarily derives its freight revenue from voyage contracts and provides vessel services.

In accordance with ASC 606, the Group evaluates whether our businesses themselves promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. Based on the evaluation of the control model, the Group determined that the Group is the principal to the transaction for voyage contracts and the related revenue from voyage contracts is recognized on a gross basis based on the transfer of control to the customer. The Group’s vessel service contracts engage in certain transactions wherein the Group act as an agent of ship owners. Revenue from these transactions is recorded on a net basis. Net revenue includes billings to customers less third-party charges, including transportation or handling costs, fees, commissions and taxes and duties.

Revenue from voyage contracts

Under a voyage contract, the Group is engaged to provide the transportation of cargo between specific ports in return for ocean freight payment of an agreed upon freight per ton of cargo. The Group’s voyage contracts generally do not contain cancelable provisions. A voyage was deemed to commence when a vessel was available for loading and was deemed to end upon the completion of the discharge of the current cargo. For the voyage contracts, the customer simultaneously receives and consumes the benefits provided by the Group performance over the voyage period because of the continuous service to the customer. Customers receive the benefit of our services as the goods are transported from one location to another. If the Group was unable to complete delivery to the final location, another entity would not need to reperform the transportation service already performed. As control transfers over time, the Group recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged based on the relative transit time completed in each reporting period. For the unfinished voyages, the Group estimates the percentage of completion based on voyage days completed and total estimated voyage days. Estimated losses on voyages are provided for in full at the time such losses become evident. Voyage expense and other ocean transportation operating costs are charged to operating costs as incurred.

Revenue from vessel services

The Group contracts with various customers to carry out vessel services for vessels as agents for and on behalf of ship owners. These services include lease of vessels on behalf of the ship owners and commercial management. As the operator of the vessels, the Group undertakes to use its best endeavors to provide the agreed vessel services as agents for and on behalf of the ship owners and to protect and promote the interest of the ship owners in all matters relating to the provision of services. Most of the vessel service agreements span within one year and are typically billed on a monthly basis. The Vessel service revenue is recorded on a net basis. Net revenue includes billings to customers, net of voyage operating expenses incurred. The Group transfers control of the service to the customer and satisfies its performance obligation over the term of the contract, and therefore recognized revenue over the term of the contract.

Revenue from others

Starting in March 2025, the Group provides consulting services related to shipboard exhaust gases capture technologies. The Group transfers control of the service to the customer and satisfies its performance obligation over the term of the contract, and therefore recognizes revenue ratably over the term of the contract using the straightly line method.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment. The balances of accounts receivable were $3,888,562 and $7,582,530 as of April 30, 2025 and October 31, 2024, respectively. Contract liabilities are reflected as advance from customers on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the fulfillment of performance obligations. As of April 30, 2025 and October 31, 2024, the advances from customers amounted to $6,927,920 and $5,784,425, respectively. The Group expects to recognize the entire contract liabilities as of April 30, 2024 as revenue in the next 12 months.

For the six months ended April 30, 2025 and 2024, the disaggregation of revenue is as follows:

	For the Six Months Ended
	April 30, 2025	April 30, 2024
Ocean freight revenue	$98,993,119	$33,211,799
Vessel services revenue and others*	422,840	1,643,746
Total	$99,415,959	$34,855,545

*	During the six months ended April 30, 2025 and 2024, these revenues included $422,840 and Nil respectively of revenue from consulting services provided to customers related to shipboard exhaust gases capture technologies.

Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the six months ended April 30, 2025 and 2024. All of the tax returns of the Company’s subsidiaries in Singapore remain subject to examination by the tax authorities for four years from the date of filing.

Loss per share

The Group computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential issuances of Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended April 30, 2025 and 2024, there were no dilutive securities.

Related parties

Related parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Concentrations of risks

a. Significant customers

For the six months ended April 30, 2025, one customer accounted for approximately 19% of the Group’s total revenues. For the six months ended April 30, 2024, no customer accounted for more than 10% of the Group’s total revenues. As of April 30, 2025, one customer accounted for approximately 14% of the Group’s accounts receivable. As of October 31, 2024, two customers accounted for approximately 23% and 11% of the Group’s accounts receivable, respectively.

b. Significant suppliers

For the six months ended April 30, 2025, one related-party supplier accounted for approximately 23% of the Group’s total purchases. For the six months ended April 30, 2024, one related-party supplier accounted for approximately 22% of the Group’s total purchases. As of April 30, 2025, four third-party suppliers accounted for approximately 35%, 24%, 21% and 10% of the Group’s total accounts payable, respectively. As of October 31, 2024, two third-party suppliers accounted for approximately 69% and 24% of the Group’s total accounts payable, respectively.

c. Cash and cash equivalents

The Group maintains cash and cash equivalents with various financial institutions in Singapore and management believes these financial institutions are high credit quality. As of April 30, 2025 and October 31, 2024, the aggregate amount of cash and cash equivalents of $11,953,538 and $5,754,599, respectively, was held at major financial institutions in Singapore, where there is a Singapore Dollar 100,000 (or $76,605) deposit insurance limit for a legal entity’s aggregated balance at each bank. As of April 30, 2025, the total insured balance of $114,542 was covered by Singapore deposit insurance.

Recent Accounting Pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. This ASU will result in additional required disclosures when adopted, where applicable. The Group is currently evaluating the potential impact of adopting this guidance on its financial-statements and does not expect the adoption of ASU-2023-07 will have a material effect on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The Group is currently evaluating the potential impact of adopting this guidance on its financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. he FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flows.